Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
DERIVATIVE FINANCIAL INSTRUMENTS

The Company entered into financing transactions that gave rise to derivative liabilities, which are accounted for at fair value, in the Company's financial statements. Changes in the fair value of derivative financial instruments are required to be recognized in other income (expense) in the period of change, and are reflected in the Company's consolidated statements of operations as "loss on exchange of warrants and debt" or as "change in fair value of derivatives and notes payable carried at fair value, net."

Warrant Liability
2012 Activity:
The Company determined that 153,882 warrant shares issued in its May 2011 Offering, 110,000 warrant shares issued in its September 2012 public offering and 250 warrant shares issued in July 2011 for a customer list acquisition, require classification as a liability due to certain registration rights and listing requirements in the agreements.

In May and June 2012, pursuant to separate private transactions with nineteen warrant holders, the Company redeemed warrants to purchase an aggregate of 123,052 shares of common stock for the same number of shares without the Company receiving any further cash consideration. The redemptions were treated as an exchange wherein the fair value of the newly issued common stock was recorded and the difference between that and the carrying value of the warrants received in the exchange is recorded in the Company's consolidated statements of operations in other income under loss on exchange and change in fair value of derivatives. As a result of the exchange, the Company recognized a loss on the exchange of these warrants in the amount of $802,123 during the twelve months ended December 31, 2012.

2013 Activity:
In February 2013, pursuant to a private transaction with a warrant holder, the Company redeemed a warrant to purchase 5,001 shares of common stock for the same number of shares without the Company receiving any further cash consideration. The redemption was treated as an exchange wherein the difference between the fair value of the newly issued common stock and the carrying value of the warrant received in the exchange was recognized as a loss on exchange of warrants in the amount of $732 during the twelve months ended December 31, 2013.

From August 15, 2013 through September 23, 2013, the Company issued warrants to purchase 7,118,236 shares of its common stock at an exercise price of $0.25 per share and warrants to purchase 7,118,236 shares of its common stock at an exercise price of $0.50 per share pursuant to the terms of the Securities Purchase Agreements signed in its 2013 Private Placement (Note 7). The Company determined that these warrants require classification as a liability due to certain registration rights in the agreements that required the Company to file a registration statement with the SEC for purposes of registering the resale of the shares underlying these warrants. The Company filed a registration statement on Form S-1 on October 16, 2013 and it was declared effective by the SEC on November 8, 2013. The Company determined the fair value of these warrants on their issuance date to be $2,344,899.

During the twelve months ended December 31, 2013 and 2012, the Company recorded income of $514,704 and $779,083, respectively, due to the change in the fair value of its warrant liability.

The following table summarizes the Company's activity and fair value calculations of its derivative warrants for the twelve months ended December 31, 2013 and 2012:

	Linked Common Shares to Derivative Warrants	Warrant Liability
Balance, December 31, 2011	154,132	$752,486
Issuance of warrants to underwriters - September 11, 2012	110,000	49,170
Exchange of warrants for common stock	(135,782)	(19,823)
Change in fair value of derivatives	—	(779,083)
Balance, December 31, 2012	128,350	$2,750
Issuance of warrants to investors in 2013 Private Placement	14,236,472	2,344,899
Exchange of warrants for common stock	(4,546)	—
Change in fair value of derivatives	—	(514,704)
Balance, December 31, 2013	14,360,276	$1,832,945

The Company's warrants were valued on the applicable dates using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique as of December 31, 2012, May 31, 2013, August 15, 2013 - September 23, 2013 and December 31, 2013 are as follows:

Binomial Assumptions	December 31, 2012	May 31, 2013	August 15, 2013 - September 23, 2013	December 31, 2013
Fair market value of asset (1)	$0.22	$0.20	$0.28-$0.37	$0.30
Exercise price	$1.25	$0.25-$0.50	$0.25-$0.50	$0.25-$1.25
Term (2)	4.7 years	5.0 years	5.0 years	3.7 years - 4.7 years
Implied expected life (3)	4.6 years	5.0 years	5.0 years	3.7 years - 4.7 years
Volatility range of inputs (4)	45.82%--84.21%	50.14%--83.49%	48.46%--81.72%	40.63%--78.73%
Equivalent volatility (3)	60.20%	59.15%	56.57%--57.55%	55%--56%
Risk-free interest rate range of inputs (5)	0.11%--0.72%	1.07%--1.05%	0.04%--1.72%	0.38%--1.75%
Equivalent risk-free interest rate (3)	0.32%	0.43%	0.56%--0.69%	0.78%--1.75%
(1)  The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the binomial.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2), above.

(5)  The risk-free rates used for inputs represent the yields on zero coupon US Government Securities with periods to maturity consistent with the intervals described in (2), above.

Convertible Notes-Carried At Fair Value
$750,000 Notes Payable:
In conjunction with the loan extension and conversion agreement with Brian W. Brady discussed in Note 4, since the modification added a substantial conversion feature, the debt instruments were considered “substantially” different after the modification and extinguishment accounting was applicable. As a result, the fair value of the additional warrant to purchase 3,187,500 shares of the Company's common stock at $0.25 per share and the additional 1,687,500 shares of restricted stock were considered in the determination of the amount of loss on debt extinguishment. However, since Mr. Brady is a board member and significant shareholder, the transaction is considered to be with a related party and thus, the extinguishment is in essence a capital transaction. As such, the difference between the carrying amount of the original notes of $755,227 and the fair value of the modified notes as well as the fair value of the 1,000,000 warrants issued on May 31, 2013 and the 3,187,500 warrants and 1,687,500 restricted stock shares to be issued in the future of $1,526,202, or $770,975, was included in additional paid-in capital as of December 31, 2013 as the transaction was deemed capital in nature. The common stock equivalent value was based on the calculated indexed shares, the fair value of the common stock on the valuation date, and the fair value of the warrants using a binomial lattice model.

On August 15, 2013, Mr. Brady converted the $750,000 principal into shares of common stock on the same terms and conditions as were applicable to the other investors in the 2013 Private Placement. The $750,000 convertible notes payable had a fair value of $820,202 on May 31, 2013 (the modification date) and $1,586,109 on August 15, 2013 (the conversion date). This resulted in an expense of $765,907 during the twelve months ended December 31, 2013 and was recognized as "Change in fair value of derivatives and notes payable carried at fair value, net" on the accompanying consolidated statement of operations.

Since the Company was currently negotiating a future financing at the time of modification and management believed there was a high probability that the future financing would occur, the common stock equivalent value of the notes was based on the negotiated terms of the future financing.

The newly-issued warrant, indexed to 1,000,000 shares of common stock, met the conditions for equity classification and the fair value of $88,000 was recorded in the Company's consolidated balance sheet as additional paid-in capital during the three months ended June 30, 2013. The value of the additional warrant and the restricted stock to be issued upon the occurrence of the future financing were also recorded in additional paid-in capital. The additional warrant was valued at $280,500, using a binomial lattice option valuation technique and the restricted stock was valued at $337,500 based on the Company's current market prices.

As of the date of modification, May 31, 2013, the common stock equivalent value was estimated as follows:

	Indexed Shares	Fair Value per Share	Estimated Fair Value
Common stock	3,021,000	$0.200	604,200
Warrants - $0.25 exercise price	1,510,500	$0.088	132,924
Warrants - $0.50 exercise price	1,510,500	$0.055	83,078
Common stock equivalent value			820,202

On the conversion date of August 15, 2013, the common stock equivalent value was estimated as follows:

	Indexed Shares	Fair Value per Share	Estimated Fair Value
Common stock	3,064,944	$0.350	1,072,730
Warrants - $0.25 exercise price	1,532,472	$0.199	304,962
Warrants - $0.50 exercise price	1,532,472	$0.136	208,417
Common stock equivalent value			1,586,109

The following table summarizes the Company's activity and fair value calculations of its derivative notes payable for the twelve months ended December 31, 2013 and 2012:

	Linked Common Shares to Convertible Notes Payable	Bifurcated Compound Embedded Derivatives	Convertible Notes Payable, Carried at Fair Value
Balance, December 31, 2011	—	$—	$—
Issuance of $550,000 promissory note with compound embedded derivative - February 3, 2012	23,416	$12,151	$—
Issuance of $75,000 promissory note with compound embedded derivative - June 6, 2012	26,042	$15,625	$—
Conversion of notes into common stock	(2,069,439)	$(83,663)	$—
Change in fair value of derivatives	2,557,127	$67,704	$—
Balance, December 31, 2012	537,146	$11,817	$—
Issuance of $750,000 promissory note with compound embedded derivative - May 31, 2013	6,042,000	—	820,202
Conversion of notes into common stock	(6,903,872)	(12,461)	(1,586,109)
Change in fair value of derivatives	324,726	644	765,907
Balance, December 31, 2013	—	$—	$—

The common stock was valued at the trading market price on the date of the valuation. The warrants were valued using a Binomial model using inputs as detailed above under the Binomial Assumptions table.

$520,000 Notes Payable:
As discussed in Note 4, the Company entered into additional unsecured loan agreements with Mr. Brady. Pursuant to these agreements, the Company received short-term loans totaling $520,000 maturing on August 31, 2013. Although the notes did not contain a conversion feature, the Company permitted Mr. Brady to convert the $520,000 principal into shares of common stock on the same terms and conditions as were applicable to the other investors in the 2013 Private Placement. The difference between the carrying amount of the original notes and accrued interest of $523,016 was compared to the $1,082,642 fair value of the 2,092,064 shares of common stock and 2,092,064 warrants received on August 15, 2013 and since the transaction is considered to be with a related party, the difference of $559,626 was treated as a capital transaction and is included in additional paid-in capital as of December 31, 2013. The common stock equivalent value was based on the calculated indexed shares, the fair value of the common stock on the valuation date, and the fair value of the warrants using a binomial lattice model.

Fair value measurements
Assets and liabilities that are recorded at fair value on a recurring basis are measured in accordance with ASC 820-10-05, Fair Value Measurements. The Brian Brady Promissory Notes originally issued April 11, 2013 and May 22, 2013 and modified on May 31, 2013 to extend the term and add a conversion feature are classified within Level 3 of the fair value hierarchy as they were valued using unobservable inputs including significant assumptions of the Company and other market participants.

The reconciliation of our derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2013 is as follows:

Convertible Notes Payable, Carried at Fair Value
Balance, December 31, 2012	$—
Issuance of $750,000 promissory note with compound embedded derivative - May 31, 2013	820,202
Total loss included in earnings	765,907
Balance upon conversion, August 15, 2013	$1,586,109

Compound Embedded Derivative
The Company concluded that the compound embedded derivative in its $550,000 senior secured promissory note issued on February 3, 2012 and its $75,000 convertible promissory note as modified on June 6, 2012 (see Note 4) required bifurcation and liability classification as derivative financial instruments because they were not considered indexed to the Company's own stock as defined in ASC 815, Derivatives and Hedging. The noteholders did not elect to convert the $75,000 convertible promissory note prior its maturity date on December 4, 2012. Therefore, the conversion feature expired and no further derivative valuation is required. On February 4, 2013, the Company satisfied all of its remaining obligations under its $550,000 senior secured promissory note when the noteholders converted the final balance owed of $112,150 into 773,983 shares of common stock at an average conversion rate of $.145 per share. The Company recorded the $12,461 value of the compound embedded derivative on the conversion date as a charge to additional paid-in capital. As of February 4, 2013, all convertible notes in which the conversion feature had been bifurcated and recorded at fair value, had been converted. The Company recorded expense resulting from the change in the fair value of the compound embedded derivatives during the twelve months ended December 31, 2013 in the amount of $644. The Company recorded expense resulting from the change in the fair value of the compound embedded derivatives during the twelve months ended December 31, 2012 in the amount of $67,704.

The Monte Carlo Simulation (“MCS”) technique was used to calculate the fair value of the compound embedded derivatives because it provides for the necessary assumptions and inputs. The MCS technique, which is an option-based model, is a generally accepted valuation technique for valuing embedded conversion features in hybrid convertible notes, because it is an open-ended valuation model that embodies all significant assumption types, and ranges of assumption inputs that the Company agrees would likely be considered in connection with the arms-length negotiation related to the transference of the instrument by market participants. In addition to the typical assumptions in a closed-end option model, such as volatility and a risk free rate, MCS incorporates assumptions for interest risk, credit risk and redemption behavior. In addition, MCS breaks down the time to expiration into potentially a large population of time intervals and steps. However, there may be other circumstances or considerations, other than those addressed herein, that relate to both internal and external factors that would be considered by market participants as it relates specifically to the Company and the subject financial instruments. The effects, if any, of these considerations cannot be reasonably measured, quantified or qualified.

The following table shows the summary calculations arriving at the compound embedded derivative value as of December 31, 2012 and on the final conversion date of February 4, 2013. See the assumption details for the composition of these calculations.

Compound Embedded Derivative	December 31, 2012	February 4, 2013
Notional amount	$106,355	$112,150
Conversion price	0.198	0.145
Linked common shares (1)	537,146	773,983
MCS value per linked common share (2)	0.022	0.016
Total	$11,817	$12,461

(1) The Compound Embedded Derivative is linked to a variable number of common shares based upon a percentage of the Company's closing stock price as reflected in the over-the-counter market. The number of linked shares increased as the trading market price decreased and decreased as the trading market price increased.

(2) The Note embodied a contingent conversion feature that was predicated upon a financing transaction that was planned for a date between the issuance date and March 2, 2012. If the financing occurred, the maturity date of the Note was August 2, 2012. If the financing did not occur, the maturity date of the Note was February 2, 2013. While, in hindsight, the financing did not occur, the calculation of value must consider that on the issuance date the contingency was present and resulted in multiple scenarios of outcome as it related to the conversion feature subject to bifurcation. The mechanism for building this contingency into the MCS value was to perform two separate calculations of value and weight them on a reasonable basis.

The significant inputs into the Monte Carlo Simulation used to calculate the compound embedded derivative values as of December 31, 2012 and on the final conversion date of February 4, 2013 are as follows:

Monte Carlo Assumptions	December 31, 2012	February 4, 2013 (7)
Fair market value of asset (1)	$0.22	$0.16
Conversion price	$0.20	$0.14
Term (2)	0.08 years	n/a
Implied expected life (3)	0.08 years	n/a
Volatility range of inputs (4)	16.12%--40.17%	n/a
Equivalent volatility (3)	30.7%	n/a
Risk adjusted interest rate range of inputs (5)	10.00%	n/a
Equivalent risk-adjusted interest rate (3)	10.00%	n/a
Credit risk-adjusted interest rate (6)	15.63%	n/a

(1)  The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free risk-adjusted interest rate amounts are derived from the MCS.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2) above.

(5) Compound Embedded Derivatives bifurcated from debt instruments are expected to contain an element of market interest risk. That is, the risk that market driven interest rates will change during the term of a fixed rate debt instrument.

(6) The Company utilized a yield approach in developing its credit risk assumption. The yield approach assumes that the investor's yield on the instrument embodies a risk component, generally, equal to the difference between the actual yield and the yield for a similar instrument without regard to risk.

(7) Monte Carlo inputs are not applicable on the expiration date of February 4, 2013 since only intrinsic value remains. There is no time value left, so the use of an option model is not necessary.